Supplementary Balance Sheet Information - Balance and Changes in Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Balance at beginning of year	$ 4,565	$ 4,330	$ 7,545
Increase (decrease) during the year	(93)	1,849	(1,265)
Bad debt written off	(598)	(1,614)	(1,950)
Balance at end of year	$ 3,874	$ 4,565	$ 4,330